Vanguard Tax-Managed Growth and Income Fund

Supplement to the Prospectus and Summary Prospectus

Reorganization of Vanguard Tax-Managed Growth and Income Fund Into Vanguard 500 Index Fund

The board of trustees of Vanguard Tax-Managed Funds® (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Tax-Managed Growth and Income Fund, a series of the Trust, into Vanguard 500 Index Fund, a series of Vanguard Index Funds.

The reorganization will consolidate the assets of the Funds in order to simplify the Vanguard fund lineup, and it will allow Tax-Managed Growth and Income Fund shareholders to merge into a larger fund that has a lower expense ratio and utilizes the same benchmark index. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about May 16, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Tax-Managed Growth and Income Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the 500 Index Fund, and include a comparison of the Funds.

Under the Agreement, shareholders of the Tax-Managed Growth and Income Fund after the closing will receive Admiral™ Shares of the 500 Index Fund in exchange for their Admiral Shares or Institutional Shares of the Tax-Managed Growth and Income Fund, which will cease operations. Admiral Shares of the 500 Index Fund have a lower expense ratio than both Admiral Shares and Institutional Shares of the Tax-Managed Growth and Income Fund.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

(over, please)

Closed to New Accounts

Effective immediately, the Tax-Managed Growth and Income Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 103 102013

Vanguard Tax-Managed Funds®

Supplement to the Statement of Additional Information

Reorganization of Vanguard Tax-Managed Growth and Income Fund Into Vanguard 500 Index Fund

The board of trustees of Vanguard Tax-Managed Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) to reorganize Vanguard Tax-Managed Growth and Income Fund, a series of the Trust, into Vanguard 500 Index Fund, a series of Vanguard Index Funds.

The reorganization will consolidate the assets of the Funds in order to simplify the Vanguard fund lineup, and it will allow Tax-Managed Growth and Income Fund shareholders to merge into a larger fund that has a lower expense ratio and utilizes the same benchmark index. It is anticipated that the reorganization will allow the combined Fund to benefit by eliminating duplicative expenses and spreading fixed costs over a larger asset base.

The reorganization does not require shareholder approval, and the closing of the reorganization is expected to occur on or about May 16, 2014. Prior to the closing, a combined information statement/prospectus will be issued to shareholders of the Tax-Managed Growth and Income Fund. The combined information statement/prospectus will describe the reorganization, provide a description of the 500 Index Fund, and include a comparison of the Funds.

Under the Agreement, shareholders of the Tax-Managed Growth and Income Fund after the closing will receive Admiral™ Shares of the 500 Index Fund in exchange for their Admiral Shares or Institutional Shares of the Tax-Managed Growth and Income Fund, which will cease operations. Admiral Shares of the 500 Index Fund have a lower expense ratio than both Admiral Shares and Institutional Shares of the Tax-Managed Growth and Income Fund.

It is anticipated that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Tax-Managed Growth and Income Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 103A 102013